Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	Series B Non-Voting Series A	Series B Non-Voting Series A Non-Voting	Series B Non-Voting Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balances at Feb. 05, 2024				$ 3	$ (2)		$ 1
Balances (in Shares) at Feb. 05, 2024				3,197,975
Issuance of common stock				$ 2	(2)
Issuance of common stock (in Shares)				2,207,553
Issuance of Series A convertible preferred stock, net of issuance costs of $69	$ 2,931
Issuance of Series A convertible preferred stock, net of issuance costs of $69 (in Shares)	20,000,000
Stock-based compensation expense					17		17
Net loss						(7,077)	(7,077)
Balances at Mar. 31, 2024	$ 2,931			$ 5	13	(7,077)	(7,059)
Balances (in Shares) at Mar. 31, 2024	20,000,000			5,405,528
Balances at Feb. 05, 2024				$ 3	(2)		1
Balances (in Shares) at Feb. 05, 2024				3,197,975
Net loss							(57,943)
Balances at Sep. 30, 2024		$ 52,841	$ 2,931	$ 35	397,345	(57,943)	342,368
Balances (in Shares) at Sep. 30, 2024		2,439	137,138	34,998,550
Balances at Mar. 31, 2024	$ 2,931			$ 5	13	(7,077)	(7,059)
Balances (in Shares) at Mar. 31, 2024	20,000,000			5,405,528
Stock-based compensation expense					321		321
Net loss						(22,243)	(22,243)
Balances at Jun. 30, 2024	$ 2,931			$ 5	334	(29,320)	(28,981)
Balances (in Shares) at Jun. 30, 2024	20,000,000			5,405,528
Stock-based compensation expense					1,750		1,750
Exchange of Series A convertible preferred stock for Series B non-voting convertible preferred stock upon the closing of the reverse recapitalization	$ (2,931)		$ 2,931				2,931
Exchange of Series A convertible preferred stock for Series B non-voting convertible preferred stock upon the closing of the reverse recapitalization (in Shares)	(20,000,000)		137,138
Conversion of convertible notes (including accrued interest) into common stock upon the closing of the reverse recapitalization				$ 3	26,445		26,448
Conversion of convertible notes (including accrued interest) into common stock upon the closing of the reverse recapitalization (in Shares)				2,722,207
Issuance of common stock and pre-funded warrants in the Pre-Closing Financing,				$ 20	248,437		248,457
Issuance of common stock and pre-funded warrants in the Pre-Closing Financing, (in Shares)				20,061,932
Issuance costs of Pre-Closing Financing and reverse recapitalization					(20,480)		(20,480)
Issuance of common stock to former stockholders of ARCA biopharma, Inc. in connection with the closing of the reverse recapitalization				$ 1	4,999		5,000
Issuance of common stock to former stockholders of ARCA biopharma, Inc. in connection with the closing of the reverse recapitalization (in Shares)				1,208,883
Issuance of common stock, Series A non-voting convertible preferred stock, and pre-funded warrants in connection with the PIPE Financing		$ 56,097		$ 6	144,433		144,439
Issuance of common stock, Series A non-voting convertible preferred stock, and pre-funded warrants in connection with the PIPE Financing (in Shares)		2,439		5,600,000
Issuance cost of PIPE Financing		$ (3,256)			(8,573)		(8,573)
Net loss						(28,623)	(28,623)
Balances at Sep. 30, 2024		$ 52,841	$ 2,931	$ 35	$ 397,345	$ (57,943)	$ 342,368
Balances (in Shares) at Sep. 30, 2024		2,439	137,138	34,998,550